Earnings Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Numerator:
Net (loss)/income attributable to Linkage Global Inc		$ (652,728)	$ 1,066,375	$ 751,666
Denominator:
Weighted average number of ordinary shares	[1]	20,000,000	20,000,000	20,000,000
Net (loss)/income per ordinary share
Basic	[1]	$ (0.03)	$ 0.05	$ 0.04

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 (Note 14).